Note 17 - Commitments and Contingencies (Detail) - Future Minimum Lease Payments (USD $)	Sep. 30, 2012
2013	$ 72,000
2014	72,000
2015	66,000
2016	0
Thereafter	0
210,000
Gross Payments [Member]
2013	1,939,000
2014	1,110,000
2015	1,053,000
2016	374,000
Thereafter	286,000
4,762,000
Net of Sublease Income [Member]
2013	1,867,000
2014	1,038,000
2015	987,000
2016	374,000
Thereafter	286,000
$ 4,552,000